Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses of accounts receivable	$ 1,471	$ 1,258
Allowance for current expected credit losses of due from related parties	334	691
Allowance for credit losses of prepayments and other current assets	5,516	6,223
Allowance for current expected credit losses of Due from related parties	174	0
Current liabilities	$ 208,450	$ 126,736
Common stock, shares issued	375,001,940	375,001,940
Common stock, shares outstanding	314,277,001	307,351,196
Treasury stock, shares	60,724,939	67,650,744
VIEs
Current liabilities	$ 256,407	$ 185,762
VIEs | Nonrecourse
Current liabilities	256,407	185,762
Non-current liabilities	$ 119,707	$ 97,997